Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Service Agreements
Related Party Transactions
Sales of goods and services	€ 5,713	€ 8,684
Purchases of goods and services	76,030	80,679
Balances
Accounts receivable	18,417		€ 52,041
Accounts payable	4,711		16,077
Accrued expenses	23,504		5,172
Products
Related Party Transactions
Sales of goods and services	49,880	53,689
Purchases of goods and services	307,195	355,883
Balances
Accounts receivable	16,335		23,535
Accounts payable	68,195		76,988
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	61	108
Purchases of goods and services	16,217	28,405
Balances
Accounts receivable	131		10
Accounts payable	279		1,778
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	627	2,882
Purchases of goods and services	59,813	52,224
Balances
Accounts receivable	302		589
Accounts payable	4,432		14,299
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	49,880	53,689
Purchases of goods and services	16,303	18,206
Balances
Accounts receivable	16,335		23,535
Accounts payable	5,159		9,585
Fresenius SE affiliates | Products | Increase (decrease) due to correction of error
Related Party Transactions
Purchases of goods and services		(13,266)
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	5,025	5,694
Purchases of goods and services		50
Balances
Accounts receivable	17,984		51,442
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	290,892	€ 337,677
Balances
Accounts payable	€ 63,036		€ 67,403